DEBT AND CREDIT FACILITIES - Long Term Debt Summary (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Mar. 04, 2021 USD ($)	Mar. 04, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
DEBT AND CREDIT FACILITIES
Interest rate	5.00%	5.00%			4.80%	4.80%
Lease liabilities		$ 2,850.0				$ 2,908.0
Deferred financing costs		(58.0)				(54.0)
Total gross debt and lease liabilities		17,070.0				18,133.0
Current portion of longterm debt and lease liabilities
Current portion of lease liabilities		(310.0)				(272.0)
Current portion of long-term debt		(231.0)				(1,413.0)
Current portion of long-term debt and lease liabilities		(541.0)				(1,685.0)
Long-term lease liabilities		2,540.0				2,636.0
Long-term debt		$ 13,989.0				13,812.0
Minimum
Additional information
Interest rate on lease liabilities	0.40%	0.40%
Maximum
Additional information
Interest rate on lease liabilities	14.20%	14.20%
Unsecured long-term debt
DEBT AND CREDIT FACILITIES
Total unsecured long term debt		$ 14,278.0				$ 15,279.0
3.10% Series 5 Medium Term Notes, due 2021
DEBT AND CREDIT FACILITIES
Face amount of debt		$ 750.0
Interest rate	3.10%	3.10%			3.10%	3.10%
Total unsecured long term debt						$ 748.0
9.25% Debentures, due 2021
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 300	$ 371.0			$ 300
Interest rate	9.25%	9.25%			9.25%	9.25%
Total unsecured long term debt						$ 389.0
9.40% Notes, due 2021
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 220	$ 278.0			$ 220
Interest rate	9.40%	9.40%			9.40%	9.40%
Total unsecured long term debt						$ 281.0
Additional information
Revised debt coupon rate following ratings downgrade by Moodys	9.40%	9.40%			7.90%	7.90%
4.50% Notes, due 2022
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 182
Interest rate	4.50%	4.50%			4.50%	4.50%
Total unsecured long term debt		$ 231.0				$ 224.0
2.80% Notes, due 2023
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 450				$ 450
Interest rate	2.80%	2.80%			2.80%	2.80%
Total unsecured long term debt		$ 569.0				$ 574.0
3.60% Notes, due 2024
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 750	$ 951.0			$ 750
Interest rate	3.60%	3.60%			3.60%	3.60%
Total unsecured long term debt						$ 953.0
3.10% Notes, due 2025
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 550				$ 550
Interest rate	3.10%	3.10%			3.10%	3.10%
Total unsecured long term debt		$ 696.0				$ 701.0
3.00% Series 5 Medium Term Notes, due 2026
DEBT AND CREDIT FACILITIES
Interest rate	3.00%	3.00%			3.00%	3.00%
Total unsecured long term debt		$ 699.0				$ 699.0
7.875% Debentures, due 2026
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 275
Interest rate	7.875%	7.875%			7.875%	7.875%
Total unsecured long term debt		$ 359.0				$ 364.0
8.20% Notes, due 2027
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 59
Interest rate	8.20%	8.20%			8.20%	8.20%
Total unsecured long term debt		$ 78.0				$ 79.0
7.00% Debentures, due 2028
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 250
Interest rate	7.00%	7.00%			7.00%	7.00%
Total unsecured long term debt		$ 320.0				$ 323.0
3.10% Series 6 Medium Term Notes, due 2029
DEBT AND CREDIT FACILITIES
Interest rate	3.10%	3.10%			3.10%	3.10%
Total unsecured long term debt		$ 748.0				$ 748.0
5.00% Series 7 Medium Term Notes, Due 2030
DEBT AND CREDIT FACILITIES
Face amount of debt						$ 1,250.0
Interest rate	5.00%	5.00%			5.00%	5.00%
Total unsecured long term debt		$ 1,247.0				$ 1,247.0
7.15% Notes, due 2032
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 500
Interest rate	7.15%	7.15%			7.15%	7.15%
Total unsecured long term debt		$ 631.0				$ 637.0
5.35% Notes, due 2033
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 300
Interest rate	5.35%	5.35%			5.35%	5.35%
Total unsecured long term debt		$ 355.0				$ 356.0
5.95% Notes, due 2034
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 500
Interest rate	5.95%	5.95%			5.95%	5.95%
Total unsecured long term debt		$ 630.0				$ 636.0
5.95% Notes, due 2035
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 600
Interest rate	5.95%	5.95%			5.95%	5.95%
Total unsecured long term debt		$ 731.0				$ 736.0
5.39% Series 4 Medium Term Notes, due 2037
DEBT AND CREDIT FACILITIES
Interest rate	5.39%	5.39%			5.39%	5.39%
Total unsecured long term debt		$ 599.0				$ 599.0
6.50% Notes, due 2038
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 1,150
Interest rate	6.50%	6.50%			6.50%	6.50%
Total unsecured long term debt		$ 1,451.0				$ 1,464.0
6.80% Notes, due 2038
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 900
Interest rate	6.80%	6.80%			6.80%	6.80%
Total unsecured long term debt		$ 1,156.0				$ 1,167.0
6.85% Notes, due 2039
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 750
Interest rate	6.85%	6.85%			6.85%	6.85%
Total unsecured long term debt		$ 946.0				$ 953.0
6.00% Notes, due 2042
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 152
Interest rate	6.00%	6.00%			6.00%	6.00%
Total unsecured long term debt		$ 149.0				$ 149.0
4.34% Series 5 Medium Term Notes, due 2046
DEBT AND CREDIT FACILITIES
Interest rate	4.34%	4.34%			4.34%	4.34%
Total unsecured long term debt		$ 300.0				$ 300.0
4.00% Notes, due 2047
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 750
Interest rate	4.00%	4.00%
Total unsecured long term debt		$ 945.0				$ 952.0
3.95% Series 8 Medium Term Notes, due 2051
DEBT AND CREDIT FACILITIES
Face amount of debt				$ 500.0
Interest rate	3.95%	3.95%	3.95%	3.95%
Total unsecured long term debt		$ 493.0
3.75% Notes, due 2051
DEBT AND CREDIT FACILITIES
Face amount of debt	$ 750		$ 750
Interest rate	3.75%	3.75%	3.75%	3.75%
Total unsecured long term debt		$ 945.0